NET (LOSS)/INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
NET (LOSS)/INCOME PER SHARE
Schedule of computation of basic and diluted net (loss)/income per share

	For the Year Ended December 31,
	2015	2016	2017
	(RMB in thousands, except for share and per share data)
Basic net (loss)/income per share calculation:
Numerator:
Net (loss)/income	(310,194)	(117,939)	240,352
Accretion on Pre-IPO Series A-1 Preferred Shares redemption value	(585)	(688)	(755)
Accretion on Pre-IPO Class B Ordinary Shares redemption value	(108)	(127)	(139)
Accretion on Pre-IPO Series A-2 Preferred Shares redemption value	(3,127)	(3,687)	(4,043)
Accretion on Pre-IPO Series B-1 Preferred Shares redemption value	(2,586)	(3,035)	(3,335)
Accretion on Pre-IPO Series B-2 Preferred Shares redemption value	(45,118)	(54,762)	(58,600)
Accretion on Pre-IPO Series C-1 Preferred Shares redemption value	—	—	(12,913)
Accretion on Pre-IPO Series C-2 Preferred Shares redemption value	—	—	(2,332)
Income allocation to participating preferred shares	—	—	(132,241)
Deemed dividend to a preferred shareholder	—	(42,679)	—

Net (loss)/income attributable to ordinary shareholders	(361,718)	(222,917)	25,994
Denominator:
Weighted average ordinary shares outstanding—basic	110,647,199	110,647,199	113,620,774

Net (loss)/income per share attributable to ordinary shareholders—basic	(3.27)	(2.01)	0.23

Diluted net (loss)/income per share calculation:
Numerator:
Net (loss)/income attributable to ordinary shareholders—diluted	(361,718)	(222,917)	25,994
Denominator:
Weighted average ordinary shares outstanding—basic	110,647,199	110,647,199	113,620,774
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	—	—	27,231,627
Weighted average ordinary shares outstanding—diluted	110,647,199	110,647,199	140,852,401

Net (loss)/income per share attributable to ordinary shareholders—diluted	(3.27)	(2.01)	0.18